Recapitalization	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Recapitalization [Abstract]
RECAPITALIZATION

NOTE 4 — RECAPITALIZATION

As discussed in Note 1, the Merger was accounted for as a common control transaction with respect to HBC which is akin to a reverse recapitalization.

Transaction Proceeds

Upon the Closing, the Company received net proceeds of $17,555 after deducting transaction costs. The following table reconciles the elements of the Merger to the condensed consolidated and combined statements of cash flows and the condensed consolidated and combined statements of changes in stockholders’ equity (deficit) for the period ended March 31, 2024:

Cash received from NUBI Trust	25,160,047
Less: discount payment related to Non Redemption Agreement	(13,937,997)
Less: reimbursement for consideration shares related to the FPA	(2,193,800)
Less: reimbursement for Recycled Shares related to the FPA	(80,241)
Less: transaction expenses paid in connection with the Merger	(8,948,009)
Net cash received from NUBI Trust	—
Add: cash from NUBI operating account	17,555
Add: prepaid expenses	165,407
Less: derivative liabilities	(20,889,950)
Less: other liabilities	(4,086,172)
Reverse recapitalization, net	(24,793,160)

The number of shares of common stock issued immediately following the consummation of the Merger were:

Nubia common stock, outstanding prior to the closing of the Merger	120,095
Shares issued to Nubia convertible noteholders	119,247
Predecessor HBC Shares	1,396,000
Common stock immediately after the closing of the Merger	1,635,342

The number of Predecessor HBC shares was determined as follows:

	Predecessor HBC Shares	Shares issued to shareholders of Predecessor HBC
Common stock	1,000	1,396,000

IPO warrants

In connection with Nubia’s initial public offering in 2022, 123,500 public warrants and 108,100 Private Warrants were issued, all of which remain outstanding and became warrants for the Common stock in the Company. The Company evaluated the IPO warrants and determined that it is a freestanding equity-linked contract within the scope of ASC 815-40. Based on this guidance, the Company concluded that the IPO warrants qualify for equity classification.

HBC Holdback Shares

The Company and G3 included a provision in the Merger Agreement that adjusts the aggregate share consideration to be paid to the shareholders of HBC if the G3 Tax Lien is not released prior to closing. Specifically, 4,000 shares of Solidion common stock, issuable to the HBC shareholders as part of the Merger Consideration at or following closing, will depend on whether the G3 Tax Lien has been settled by G3 prior to closing. See Note 6 for further discussion regarding Holdback Shares related to the G3 Tax Lien. As of the Merger closing and the three months ended September 30, 2025, the G3 Tax Lien remained unresolved by G3, and the 4,000 holdback shares had not been issued as of September 30, 2025.

HBC Earnout Arrangement

As noted in Note 1, in connection with the Merger, HBC shareholders are entitled to up to 450,000 shares if certain post merger per share market prices are achieved. The Company evaluated the Earnout Arrangement and determined that it is a freestanding equity-linked contract within the scope of ASC 815-40. Based on this guidance, the Company concluded that the Earnout Arrangement qualifies for equity classification. As the merger has been accounted for as a reverse recapitalization, the fair value of the Earnout Arrangement has been accounted for as an equity transaction as of the Closing Date of the Merger. The Company utilized a Monte Carlo simulation analysis to determine the fair value of the Earnout Arrangement at the date of the merger, which included the following assumptions: stock price of $226.50, risk free rate of 3.98%, volatility of 85%, dividends yield of 0% and duration of 4 years.

As of September 30, 2025, none of the Earnout Shares had been earned by G3.

On October 9, 2025, the Company issued 450,000 shares of its common stock to G3 pursuant to the earnout provisions of the Merger Agreement. These shares represent the full amount of the Earnout Shares described above. See Note 1 for more details.

NOTE 4 — RECAPITALIZATION

As discussed in Note 1, the Merger was accounted for as a common control transaction with respect to HBC which is akin to a reverse recapitalization.

Transaction Proceeds

Upon the Closing, the Company received net proceeds of $17,555 after deducting transaction costs. The following table reconciles the elements of the Merger to the condensed consolidated and combined statements of cash flows and the condensed consolidated and combined statements of changes in stockholders’ equity (deficit) for the period ended December 31, 2024:

Cash received from NUBI Trust	25,160,047
Less: discount payment related to Non Redemption Agreement	(13,937,997)
Less: reimbursement for consideration shares related to the FPA	(2,193,800)
Less: reimbursement for Recycled Shares related to the FPA	(80,241)
Less: transaction expenses paid in connection with the Merger	(8,948,009)
Net cash received from NUBI Trust	—
Add: cash from NUBI operating account	17,555
Add: prepaid expenses	165,407
Less: derivative liabilities	(20,889,950)
Less: other liabilities	(4,086,172)
Reverse recapitalization, net	(24,793,160)

The number of shares of common stock issued immediately following the consummation of the Merger after giving effect to the Reverse Stock Split were as follows:

Nubia common stock, outstanding prior to the closing of the Merger	120,094
Shares issued to Nubia convertible noteholders	119,246
Predecessor HBC Shares	1,396,000
Common stock immediately after the closing of the Merger	1,635,340

The number of Predecessor HBC shares as follows:

	Predecessor HBC Shares	Shares issued to shareholders of Predecessor HBC
Common stock	1,000	1,396,000

IPO warrants

In connection with Nubia’s initial public offering in 2022, 123,500 public warrants and 108,100 Private Warrants were issued, all of which remain outstanding and became warrants for the Common stock in the Company. The Company evaluated the IPO warrants and determined that it is a freestanding equity-linked contract within the scope of ASC 815-40. Based on this guidance, the Company concluded that the IPO warrants qualify for equity classification.

HBC Holdback Shares

The Company and G3 included a provision in the Merger Agreement that adjusts the aggregate share consideration to be paid to the shareholders of HBC if the G3 Tax Lien is not released prior to closing. Specifically, 4,000 shares of Solidion common stock, issuable to the HBC shareholders as part of the Merger Consideration at or following closing, will depend on whether the G3 Tax Lien has been settled by G3 prior to closing. See Note 6 for further discussion regarding Holdback Shares related to the G3 Tax Lien. As of the Merger closing and year-end, the G3 Tax Lien remained unsettled by G3 and as of December 31, 2024, the 4,000 holdback shares have not been issued.

HBC Earnout Arrangement

As noted in Note 1, in connection with the Merger, HBC shareholders are entitled to up to 450,000 shares if certain post merger per share market prices are achieved. The Company evaluated the Earnout Arrangement and determined that it is a freestanding equity-linked contract within the scope of ASC 815-40. Based on this guidance, the Company concluded that the Earnout Arrangement qualifies for equity classification. As the merger has been accounted for as a reverse recapitalization, the fair value of the Earnout Arrangement has been accounted for as an equity transaction as of the Closing Date of the Merger. The Company utilized a Monte Carlo simulation analysis to determine the fair value of the Earnout Arrangement at the date of the merger, which included the following assumptions: stock price of $226.50, risk free rate of 3.98%, volatility of 85%, dividends yield of 0% and duration of 4 years.

As of December 31, 2024, none of the Earnout Shares had been earned by G3.